UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EnTrust Capital Inc., attn: Jill Zelenko
Address:  717 Fifth Avenue, 25th Floor
          New York, NY 10022

Form 13F File Number: 28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Zelenko
Title:  Chief Financial Officer/Chief Operating Officer
Phone:  (212) 888-1040

Signature, Place, and Date of Signing:

 /s/ Jill Zelenko              New York, New York           November 14, 2001
 ---------------------         ------------------           -----------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: 0

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           Three*

Form 13F Information Table Entry Total:      51

Form 13F Information Table Value Total:      $459,271 (in thousands)

List of Other Included Managers:

No.            Name
---            ----
(1)     Michael E. Horowitz
(2)     Mark S. Fife
(3)     Gregg S. Hymowitz

* Messrs. Horowitz, Fife, and Hymowitz are the Investment Managers to three investment advisory firms, EnTrust Capital Inc., EnTrust Partners Offshore LLC, and EnTrust Partners LLC, which have investment discretion over the investment portfolios reported herein.

                                                                                        IN-
                                                                                        VEST-
                                                                                        MENT
                                                                                        DIS-     OTHER
                                TITLE OF     CUSIP      MARKET    SHARES OR  SH   PUT/  CRE-     MANA-     VOTING AUTHORITY
NAME OF ISSUER                   CLASS      NUMBER      VALUE      PRN AMT   PRN  CALL  TION     GERS    SOLE   SHARED    NONE
--------------                   -----      ------      -----      -------   ---  ----  ----     ----    ----   ------    ----
***ALBERTA ENERGY CO LTD          COM      012873105     4,976      146,570  SH         OTHER  (1),(2),(3)      114,030   32,540
ASPECT COMMUNICATIONS CORP        COM      04523Q102     4,260    2,379,768  SH         OTHER  (1),(2),(3)    1,861,488  518,280
BEA SYSTEMS INC                   COM      073325102     5,818      606,691  SH         OTHER  (1),(2),(3)      502,661  104,030
BERKSHIRE HATHAWAY INC-DEL        COM      084670108     5,530           79  SH         OTHER  (1),(2),(3)           66       13
CASELLA WASTE SYSTEMS INC-CL A    COM      147448104       363       32,600  SH         OTHER  (1),(2),(3)       32,600
CITIGROUP INC                     COM      172967101    39,216      968,297  SH         OTHER  (1),(2),(3)      747,510  220,787
COMCAST CORP CL A-SPL             COM      200300200       203        5,650  SH         OTHER  (1),(2),(3)        5,650
CRESTLINE CAPITAL CORP            COM      226153104     1,206       42,700  SH         OTHER  (1),(2),(3)       42,700
DELL COMPUTER CORP                COM      247025109     4,330      233,684  SH         OTHER  (1),(2),(3)      182,696   50,988
EMC CORP-MASS                     COM      268648102     4,758      404,956  SH         OTHER  (1),(2),(3)      309,731   95,225
ESC MEDICAL SYSTEMS LTD           CONV BD  269025AB8       424      450,000  PRN        OTHER  (1),(2),(3)      450,000
***EMBRAER-EMPRESA BRASILEIRA     COM      29081M102     4,619      362,250  SH         OTHER  (1),(2),(3)      289,230   73,020
ENTERASYS NETWORKS INC            COM      293637104    12,657    1,962,265  SH         OTHER  (1),(2),(3)    1,538,645  423,620
EPICOR SOFTWARE CORP              COM      29426L108        10       12,275  SH         OTHER  (1),(2),(3)       12,275
FREDDIE MAC-VOTING COMMON         COM      313400301       644        9,900  SH         OTHER  (1),(2),(3)        9,900
FANNIE MAE                        COM      313586109    16,960      211,841  SH         OTHER  (1),(2),(3)      172,806   39,035
FORD MOTOR CO DEL                 COM      345370860       227       13,104  SH         OTHER  (1),(2),(3)       13,104
GENERAL ELECTRIC CO               COM      369604103       345        9,285  SH         OTHER  (1),(2),(3)        9,285
GOLDMAN SACHS GROUP INC           COM      38141G104       674        9,450  SH         OTHER  (1),(2),(3)        9,400       50
J P MORGAN CHASE & CO             COM      46625H100    20,857      610,739  SH         OTHER  (1),(2),(3)      480,179  130,560
JOHNSON & JOHNSON                 COM      478160104     1,042       18,810  SH         OTHER  (1),(2),(3)       18,810
KIMBERLY CLARK CORP               COM      494368103    13,364      215,544  SH         OTHER  (1),(2),(3)      165,594   49,950
LEHMAN BROTHERS HOLDINGS INC      COM      524908100       219        3,860  SH         OTHER  (1),(2),(3)        3,860
LIBERTY MEDIA CORP                COM      530718105    51,614    4,064,079  SH         OTHER  (1),(2),(3)    3,182,659  881,420
MBNA CORP                         COM      55262L100    32,535    1,074,101  SH         OTHER  (1),(2),(3)      904,482  169,619
MERCK & CO INC                    COM      589331107     9,004      135,189  SH         OTHER  (1),(2),(3)      100,589   34,600
MICROSOFT CORP                    COM      594918104       645       12,600  SH         OTHER  (1),(2),(3)        6,100    6,500
NABORS INDUSTRIES INC             COM      629568106       289       13,775  SH         OTHER  (1),(2),(3)       13,775
NASDAQ 100 SHARES                 COM      631100104       419       14,450  SH         OTHER  (1),(2),(3)       14,450
OXFORD HEALTH PLANS INC           COM      691471106    14,273      502,570  SH         OTHER  (1),(2),(3)      392,380  110,190
PG&E CORP                         COM      69331C108       684       45,000  SH         OTHER  (1),(2),(3)       45,000
PFIZER INC                        COM      717081103     8,523      212,536  SH         OTHER  (1),(2),(3)      166,354   46,182
RIVERSTONE NETWORKS INC           COM      769320102     3,472      661,285  SH         OTHER  (1),(2),(3)      503,799  157,486
*** ROGERS COMMUNICATIONS INC     COM      775109200       341       26,500  SH         OTHER  (1),(2),(3)       26,500
ROSS STORES INC                   COM      778296103     2,487       85,020  SH         OTHER  (1),(2),(3)       85,020
SCHERING PLOUGH CORP              COM      806605101     8,444      227,595  SH         OTHER  (1),(2),(3)      176,390   51,205
***SHAW COMMUNICATIONS INC        COM      82028K200    31,370    1,549,143  SH         OTHER  (1),(2),(3)    1,197,243  351,900
STARWOOD HOTELS & RESORTS         COM      85590A203     5,566      253,020  SH         OTHER  (1),(2),(3)      199,970   53,050
SUN MICROSYSTEMS INC              COM      866810104     7,039      851,117  SH         OTHER  (1),(2),(3)      659,852  191,265
TIMBERLAND COMPANY CL A           COM      887100105    13,751      507,415  SH         OTHER  (1),(2),(3)      394,265  113,150
***TRIZEC HAHN CORP-SUB VTG       COM      896938107    21,097    1,171,412  SH         OTHER  (1),(2),(3)      918,947  252,465
UNITEDGLOBALCOM                   COM      913247508       585      252,300  SH         OTHER  (1),(2),(3)      252,300
UNITEDHEALTH GROUP INC            COM      91324P102       333        5,000  SH         OTHER  (1),(2),(3)                 5,000
VIACOM INC-CL B FORMLY NON VTG    COM      925524308    20,817      603,398  SH         OTHER  (1),(2),(3)      477,028  126,370
***VODAFONE GROUP PLC NEW         COM      92857W100    25,463    1,159,528  SH         OTHER  (1),(2),(3)      910,113  249,415
WENDYS INTERNATIONAL INC          COM      950590109    16,047      602,145  SH         OTHER  (1),(2),(3)      468,550  133,595
WHIRLPOOL CORP                    COM      963320106    11,052      199,681  SH         OTHER  (1),(2),(3)      151,896   47,785
JOHN WILEY & SONS INC CL A        COM      968223206     3,349      160,400  SH         OTHER  (1),(2),(3)      160,400
***SBS BROADCASTING SA            COM      L8137F102    26,669    1,666,800  SH         OTHER  (1),(2),(3)    1,341,909  324,891
***ASM INTERNATIONAL NV           COM      N07045102       127       11,025  SH         OTHER  (1),(2),(3)       11,025
BEA SYSTEMS INC                   CALL     073325102       575       60,000  SH   CALL  OTHER  (1),(2),(3)       60,000
                                                       -------
                                                       459,271
                                                       =======